Consolidated Statements of Income (JPY ¥) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Consolidated Statements of Operations
Revenue	¥ 4,173,694	¥ 4,699,693	¥ 5,123,801
Operating revenue from reimbursed direct costs	18,874	12,407	12,427
Total revenue	4,192,568	4,712,100	5,136,228
Cost of revenue	2,314,348	1,845,236	1,600,425
Reimbursed direct costs	18,874	12,407	12,427
Selling, general and administrative expenses	2,497,339	1,949,023	1,153,438
Total operating expense	4,830,561	3,806,666	2,766,290
Operating income (loss)	(637,993)	905,434	2,369,938
Interest income	691	1,326	2,052
Interest expense	(30,867)	(23,474)	(13,360)
Foreign currency exchange gains	120,246	165,664	10,294
Dividend income	6,750	4,500	4,500
Other-net	(8,030)	(3,055)	655
Income (loss) before income taxes	(549,203)	1,050,395	2,374,079
Income taxes (benefit)	(105,651)	449,884	1,003,441
Net income (loss)	(443,552)	600,511	1,370,638
Less: Net income attributable to noncontrolling interests	4,798	4,490	2,951
Net income (loss) attributable to UBIC, Inc. shareholders	¥ (448,350)	¥ 596,021	¥ 1,367,687
Net income (loss) attributable to UBIC, Inc. shareholders per share:
Basic (in dollars per share)	¥ (13.2)	¥ 18.9	¥ 51.5
Diluted (in dollars per share)	¥ (13.2)	¥ 18.3	¥ 42.2